Inventories Net (Details) - Schedule of inventories ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)
Schedule Of Inventories Abstract
Finished goods		$ 8,618		$ 7,307
Less: provision	¥ (20)	(7,840)
Inventories, net		$ 778		$ 7,307